BASIC AND DILUTED NET LOSS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ 33,137,000	$ (424,863,000)	$ (117,209,000)
Shares used in computing net loss per ordinary shares, basic (in shares)	56,829,962	57,993,364	57,004,154
Shares used in computing net loss per ordinary shares, diluted (in shares)	58,403,037	57,993,364	57,004,154
Basic net loss per ordinary share (in USD per share)	$ 0.58	$ (7.33)	$ (2.06)
Diluted net loss per ordinary share (in USD per share)	$ 0.57	$ (7.33)	$ (2.06)
Employee Stock Option And Employee Stock Purchase Plan Member
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	1,039,744	0	0
Restricted Stock Units (RSUs)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	533,331	0	0